Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Operation and administration	$ 6,146,322	$ 2,033,879
Mine preparation		7,827,656
Legal and accounting	1,848,879	1,147,861
Consulting and wages (note 16)	3,605,373	5,477,765
Loss from operations	(11,600,574)	(16,487,161)
Other income or gain (expense or loss)
Interest income	1,107,093
Change in derivative liability (note 10)	2,360,025	15,696,391
Gain (loss) on foreign exchange	4,821	(237,546)
Gain (loss) on fair value of convertible debentures (note 9)	1,673,776	(1,140,537)
Gain on RCD settlement (note 6)	6,980,932
Gain on debt settlement	170,941
Gain on EPA debt extinguishment (note 8)		8,614,103
Gain on warrant modification	214,714
Interest expense (notes 8 and 9)	(7,124,527)	(3,382,559)
Debenture finance costs (note 9)		(1,230,540)
Financing costs (note 10)	(934,502)	(945,507)
Other income	23,520	18,626
Other expense		(6,679)
Loss on revaluation of stream debenture (note 9)	(3,128,956)
Loss on debt modification (note 9)	(99,569)
Loss on debt settlement (note 9)	(491,643)
(Loss) income for the year pre tax	(10,843,949)	898,591
Deferred tax expense (note 15)	(2,588,590)
Net (loss) income for the year	(13,432,539)	898,591
Other comprehensive income (loss), net of tax
Gain on change in FV on own credit risk (note 9)	554,787	253,875
Other comprehensive income	554,787	253,875
Comprehensive (loss) income	$ (12,877,752)	$ 1,152,466
Net (loss) Income per share of common stock
Net (loss) income per share of common stock – basic (note 11)	$ (0.05)	$ 0.00
Net (loss) income per share of common stock – fully diluted (note 11)	$ (0.05)	$ 0.00
Weighted average number of shares of common stock
Weighted average shares of common stock – basic (note 11)	280,354,631	205,950,811
Weighted average shares of common stock – fully diluted (note 11)	280,354,631	269,801,281